Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Equity and Income Fund, Series I shares, Invesco Van Kampen V I Equity and Income Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Equity and Income Fund | Series I shares, Invesco Van Kampen V I Equity and Income Fund
Annual Total Returns
'04	11.52%
'05	7.38%
'06	12.58%
'07	3.36%
'08	(22.68%)
'09	22.49%
'10	12.11%